Taxation - Summary of recovery of deferred income tax (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of the recovery of deferred income tax [Line Items]
Deferred tax assets	¥ 337	¥ 9	¥ 0
Later than one year [member]
Disclosure of the recovery of deferred income tax [Line Items]
Deferred tax assets	¥ 337	¥ 9